Fair Value of Financial Instruments - Carrying Amounts and Estimated Fair Values of Financial Instruments (Detail) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Assets:
Cash and due from banks	$ 42,548,000	$ 38,075,000
Interest-earning bank balances	505,885,000	229,687,000
Restricted cash	13,000,000	26,000,000
Investment securities available for sale	394,500,000	440,097,000
Investment securities held to maturity	489,000	681,000
Loans held-for-sale, at fair value		20,662,000
Loans held-for-sale, at lower of cost or market	4,083,000
Brach assets held-for-sale	69,064,000
Restricted equity investments	14,961,000	17,019,000
Liabilities:
Savings deposits	224,017,000	266,573,000
Time deposits	457,909,000
Deposits held-for-sale	183,395,000
Securities sold under agreements to repurchase - customers	1,156,000	478,000
Junior subordinated debentures	92,786,000	92,786,000
Carrying Amount [Member]
Assets:
Cash and due from banks	43,491,000	38,075,000
Interest-earning bank balances	505,885,000	229,687,000
Restricted cash	13,000,000	26,000,000
Investment securities available for sale	394,500,000	440,097,000
Investment securities held to maturity	489,000	681,000
Loans receivable, net	1,477,172,000	2,079,732,000
Loans held-for-sale, at fair value		20,662,000
Loans held-for-sale, at lower of cost or market	4,083,000
Hedged commercial loans	9,726,000	22,435,000
Brach assets held-for-sale	69,064,000
Restricted equity investments	14,961,000	17,019,000
Interest rate lock commitments on residential mortgages		119,000
Liabilities:
Demand deposits	1,409,978,000	1,740,298,000
Savings deposits	224,017,000	266,573,000
Time deposits	457,909,000	614,700,000
Deposits held-for-sale	183,395,000
Securities sold under agreements to repurchase - customers	1,156,000	478,000
Advances from FHLBNY	60,787,000	60,956,000
Junior subordinated debentures	92,786,000	92,786,000
Fair value interest rate swaps	765,000	1,632,000
Carrying Amount [Member] | Interest Rate Swaps [Member]
Assets:
Interest rate	12,294,000	23,299,000
Liabilities:
Interest rate swaps and floor	12,419,000	23,526,000
Carrying Amount [Member] | Interest Rate Floor [Member]
Assets:
Interest rate		132,000
Liabilities:
Interest rate swaps and floor		132,000
Estimated Fair Value [Member]
Assets:
Cash and due from banks	43,491,000	38,075,000
Interest-earning bank balances	505,885,000	229,687,000
Restricted cash	13,000,000	26,000,000
Investment securities available for sale	394,500,000	440,097,000
Investment securities held to maturity	501,000	692,000
Loans receivable, net	1,412,372,000	1,964,856,000
Loans held-for-sale, at fair value		20,662,000
Loans held-for-sale, at lower of cost or market	4,083,000
Hedged commercial loans	9,726,000	22,435,000
Brach assets held-for-sale	69,064,000
Restricted equity investments	14,961,000	17,019,000
Interest rate lock commitments on residential mortgages		119,000
Liabilities:
Demand deposits	1,444,488,000	1,795,685,000
Savings deposits	232,572,000	272,264,000
Time deposits	458,233,000	615,735,000
Deposits held-for-sale	199,469,000
Securities sold under agreements to repurchase - customers	1,156,000	478,000
Advances from FHLBNY	60,935,000	61,072,000
Junior subordinated debentures	67,837,000	63,747,000
Fair value interest rate swaps	765,000	1,632,000
Estimated Fair Value [Member] | Interest Rate Swaps [Member]
Assets:
Interest rate	12,294,000	23,299,000
Liabilities:
Interest rate swaps and floor	12,419,000	23,526,000
Estimated Fair Value [Member] | Interest Rate Floor [Member]
Assets:
Interest rate		132,000
Liabilities:
Interest rate swaps and floor		$ 132,000